INCOME TAXES - Narrative (Details) ¥ in Thousands	12 Months Ended						24 Months Ended			36 Months Ended				60 Months Ended	72 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2024 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2022 CNY (¥)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%									15.00%	15.00%		15.00%
Entitled to a tax exemption	0.00%	0.00%	0.00%
Preferential income tax rate small profit enterprises, percent							20.00%
Assessable tax, percent	12.5	12.5					25	25
Assessable profit before tax	¥ 1,000	¥ 1,000					¥ 1,000	¥ 1,000
Deferred tax assets along with valuation allowance	293														¥ 293
Tax losses carry forwards	¥ 2,830,342														¥ 2,830,342
State Administration of Taxation, China
Withholding income tax percentage	10.00%
Maximum [Member]
Preferential income tax rate small profit enterprises, percent	25.00%	50.00%						50.00%	20.00%			20.00%		20.00%	20.00%
Following preferential income tax rate small profit enterprises, percent									50.00%
Assessable profit before tax	¥ 3,000	¥ 3,000						¥ 3,000
Minimum [Member]
Preferential income tax rate small profit enterprises, percent	20.00%	20.00%						20.00%
Assessable profit before tax	¥ 1,000	¥ 1,000						¥ 1,000
HK
Tax losses carry forwards	¥ 6,300														¥ 6,300
Tarena Hangzhou
PRC statutory income tax rate	15.00%	15.00%	15.00%
Hanru Hangzhou
PRC statutory income tax rate	15.00%		12.50%	12.50%	12.50%	0.00%
Entitled to a tax exemption				50.00%
2023
Tax losses carry forwards	¥ 238,014														238,014
2024
Tax losses carry forwards	752,012														752,012
2025
Tax losses carry forwards	751,920														751,920
2026
Tax losses carry forwards	661,690														661,690
2027
Tax losses carry forwards	¥ 420,406														¥ 420,406